Schedule of Prepaid Expenses (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Prepaid Expenses Details
Prepaid insurance	$ 9,954	$ 5,743
Prepaid inventories	22,512	7,050
Total	$ 32,466	$ 12,793